Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Significant accounting policies [Abstract]
Disclosure of detailed information about estimated rates of residual for items of property, plant and equipment [text block]	Below are the estimated useful lives for 2018, 2017 and 2016:
Average useful Life
Buildings	46
Machinery and Equipment	19
Vehicles	11
Computers	8
Furniture	11

Disclosure of detailed information about estimated rates of residual for items of property, plant and equipment [text block]	The Company has estimated the following residual values as of December 31, 2018, 2017 and 2016:
Residual Value
Buildings	9%
Machinery and Equipment	8%
Vehicles	5%
Computers	0%
Furniture	2%

Disclosure of detailed information about average useful life of property, plant and equipment [text block]
Depreciation of poultry and breeder pigs is estimated based on the expected future life of such assets and is calculated on a straight-line basis.

Expected average useful life (weeks)
Poultry in its different production stages	40-47
Breeder pigs	156